Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000032910 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000032910 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000032910 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032910 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032910 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032910 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000032910 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032910 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032910 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032910 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032910 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000032910 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000032910 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000032910 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032910 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032910 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032910 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032910 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032910 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000032910 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000032910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000032910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032912 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000032912 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000032912 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032912 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032912 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032912 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000032912 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032912 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032912 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032912 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032912 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000032912 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000032912 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000032912 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032912 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032912 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032912 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032912 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032912 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000032912 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000032912 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032912 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032912 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000032912 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032912 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032912 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034322 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000034322 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000034322 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034322 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034322 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034322 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034322 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034322 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034322 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034322 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034322 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000034322 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034322 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034322 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034322 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034322 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034322 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034322 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034322 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000034322 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034322 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000034322 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034322 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034322 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034322 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034322 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032915 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000032915 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000032915 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032915 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032915 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032915 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000032915 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032915 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032915 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032915 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032915 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000032915 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000032915 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000032915 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032915 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032915 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032915 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032915 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032915 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000032915 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000032915 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032915 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032915 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000032915 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032915 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032915 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094690 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000094690 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094690 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094690 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094690 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000094690 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094690 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094690 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094690 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094690 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094690 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000094690 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000094690 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000094690 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094690 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094690 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094690 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094690 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000094690 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000094690 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000094690 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000094690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000094690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000094690 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000094690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094690 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078989 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000078989 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078989 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078989 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078989 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078989 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078989 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078989 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078989 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078989 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078989 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000078989 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000078989 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000078989 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078989 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078989 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078989 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078989 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078989 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000078989 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000078989 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078989 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000078989 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078989 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078989 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078989 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094688 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000094688 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094688 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000094688 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094688 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000094688 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000094688 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094688 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094688 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094688 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094688 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000094688 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000094688 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000094688 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094688 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094688 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094688 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094688 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000094688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000094688 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000094688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000094688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000094688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000094688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000094688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094688 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253720 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000253720 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253720 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253720 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253720 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253720 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253720 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253720 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253720 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253720 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253720 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000253720 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253720 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253720 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253720 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253720 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253720 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253720 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253720 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000253720 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253720 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253720 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032858 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032858 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032858 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032858 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032858 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032858 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032858 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032858 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032858 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032858 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032858 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032858 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000032862 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032862 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032862 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032862 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032862 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032862 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032862 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032862 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032862 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032862 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032862 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032862 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000122662 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122662 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122662 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122662 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122662 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122662 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122662 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122662 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122662 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122662 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122662 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122662 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000177150 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177150 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177150 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177150 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177150 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177150 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177150 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177150 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177150 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177150 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177150 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000177150 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000253715 | FR_685869EM7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253715 | FR_736754PD8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253715 | FR_89546RPT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253715 | FR_685869GK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253715 | FR_736742G43
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253715 | FR_68607DUS2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253715 | FR_68608ENL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253715 | FR_745291SY1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253715 | FR_7352402M4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253715 | FR_937440EN1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253715 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253715 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000029373 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029373 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000029373 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029373 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029373 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029373 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029373 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029373 | California
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029373 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029373 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029373 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029373 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000029373 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029375 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029375 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000029375 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029375 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029375 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029375 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029375 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029375 | California
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029375 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029375 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029375 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029375 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000029375 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029376 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000029376 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000029376 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029376 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029376 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029376 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029376 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029376 | California
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029376 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029376 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029376 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029376 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000029376 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136874 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136874 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000136874 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000136874 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136874 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000136874 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136874 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136874 | California
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136874 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136874 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136874 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136874 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000136874 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177149 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177149 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000177149 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000177149 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000177149 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000177149 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000177149 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000177149 | California
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177149 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177149 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177149 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177149 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000177149 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253711 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253711 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000253711 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000253711 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253711 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253711 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253711 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253711 | California
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253711 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253711 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253711 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253711 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000253711 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210388 | FR_00835AAA6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210388 | FR_448984AD6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210388 | FR_65479VAB2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210388 | FR_34528EAA9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210388 | FR_361886DA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210388 | FR_14319EAE6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210388 | FR_89053JAB3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210388 | FR_06427DAR4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210388 | FR_83408CAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210388 | FR_44935WAD9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210388 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000210388 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000210388 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000210388 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210388 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210388 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210388 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210388 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210388 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | FR_00835AAA6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206532 | FR_448984AD6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206532 | FR_65479VAB2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206532 | FR_34528EAA9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206532 | FR_361886DA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206532 | FR_14319EAE6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206532 | FR_89053JAB3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206532 | FR_06427DAR4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206532 | FR_83408CAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206532 | FR_44935WAD9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000206532 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000206532 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000206532 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206532 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000206532 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206532 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206532 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | FR_00835AAA6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082083 | FR_448984AD6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082083 | FR_65479VAB2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082083 | FR_34528EAA9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082083 | FR_361886DA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082083 | FR_14319EAE6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082083 | FR_89053JAB3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082083 | FR_06427DAR4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082083 | FR_83408CAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082083 | FR_44935WAD9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000082083 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000082083 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000082083 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000082083 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000082083 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000082083 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082083 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.